SUPPLEMENT DATED AUGUST 11, 2014
to

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM,
FUTURITY SELECT SEVEN, FUTURITY FOCUS II, FUTURITY SELECT FOUR
AND FUTURITY ACCOLADE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT F
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F)

On July 31, 2014, shareholders approved the reorganization of the following MFS Variable Insurance Trust II funds (each an “Acquired Fund”) into the corresponding acquiring fund (each an “Acquiring Fund”) after the close of business on August 8, 2014:

Acquired Fund		Acquiring Fund
MFS® Utilities Portfolio	was reorganized into	MFS® Utilities Series
MFS® New Discovery Portfolio	was reorganized into	MFS® New Discovery Series

MFS® Utilities Portfolio and MFS® New Discovery Portfolio are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futuritys/Selects (US)                                                                                                                                          8/2014